Note 15 - Inventories, Net - Components of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Classes of current inventories [abstract]
Finished goods	$ 1,113,011	$ 691,922
Goods in process	707,665	417,097
Raw materials	358,552	143,558
Supplies	485,815	488,802
Goods in transit	253,324	158,929
Inventories, Gross	2,918,367	1,900,308
Allowance for obsolescence, see note 24 (i)	(245,774)	(263,635)
Total current inventories	$ 2,672,593	$ 1,636,673